DISCONTINUED OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

17. DISCONTINUED OPERATIONS

AUSTRALIAN STYRENICS BUSINESS SHUTDOWN

        During the first quarter of 2010, we ceased operation of our former Australian styrenics business. The following results of operations of our former Australian styrenics business have been presented as discontinued operations in the condensed consolidated statements of operations (unaudited) (dollars in millions):

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Revenues	$10	$10	$28	$28
Costs and expenses, net of credits	(11)	7	(37)	(34)

Operating (loss) income	(1)	17	(9)	(6)
Income tax (expense) benefit	-	(7)	2	1

(Loss) income from discontinued operations, net of tax	$(1)	$10	$(7)	$(5)

        In 2006, product defect actions were filed against our subsidiary, HCCA, in Australian courts relating to the sale and supply of vinyl ester resins that were used in the manufacture of fiberglass swimming pools. HCCA ceased manufacturing these specific resin formulations by 2004 and sold the business that manufactured and sold these resins in 2007.

        During the first quarter of 2011, HCCA increased its estimate of probable loss related to these claims and recorded a liability for the full estimated value of the claims and a corresponding receivable relating to our indemnity protection with a net charge to discontinued operations for any potential shortfall in insurance coverage. Following mediation held in August 2011, HCCA and its insurers reached an agreement with two claimants to settle their claims for amounts within our insurance coverage after our self-insured retention was satisfied. Accordingly, during the third quarter of 2011, HCCA reduced its estimate of probable loss proportionately and reversed a portion of the liability related to this matter. The settlements were paid in the fourth quarter of 2011.

25. DISCONTINUED OPERATIONS

AUSTRALIA STYRENICS BUSINESS SHUTDOWN

        During the first quarter of 2010, we ceased operation of our former Australian styrenics business. During 2009, we recorded costs of approximately $63 million related to the closure of this business. U.S. tax law, under relevant facts, provides for a deduction on investments that are "worthless" for U.S. tax purposes. Therefore, during 2009, we recorded a tax benefit of $74 million in discontinued operations related to the closure of and the cumulative U.S. investments in our Australian Styrenics business. During 2010, we recorded additional closure costs of $6 million. Also during 2010, we recorded a $19 million loss from the recognition of cumulative currency translation losses upon the liquidation and substantial liquidation of foreign entities related to this business. Furthermore, we recorded an additional tax benefit of $28 million in 2010 related to the closure of this business. The following results of operations of our former Australian styrenics business have been presented as discontinued operations in the accompanying consolidated statements of operations (dollars in millions):

	Year ended December 31,
	2011	2010	2009
Revenues	$38	$52	$98
Operating costs and expenses	(44)	(85)	(182)
Nonoperating expense	-	(19)	-

Loss before income taxes	(6)	(52)	(84)
Income tax benefit	2	28	74

Loss from discontinued operations, net of tax	$(4)	$(24)	$(10)

        In 2006, product defect actions were filed against our subsidiary Huntsman Chemical Company Australia Pty Limited ("HCCA") in Australian courts relating to the sale and supply of vinyl ester resins that were used in the manufacture of fiberglass swimming pools. HCCA ceased manufacturing these specific resin formulations by 2004 and sold the business that manufactured and sold these resins in 2007.

        During the first quarter of 2011, HCCA increased its estimate of probable loss related to these claims and recorded a liability for the full estimated value of the claims and a corresponding receivable relating to our indemnity protection with a net charge to discontinued operations for any potential shortfall in insurance coverage. Following mediation held in August 2011, HCCA and its insurers reached an agreement with two claimants to settle their claims for amounts within our insurance coverage after our self-insured retention was satisfied. Accordingly, during the third quarter of 2011, HCCA reduced its estimate of probable loss proportionately and reversed a portion of the liability related to this matter. The settlements were paid in the fourth quarter of 2011. Our insurers continue to defend us in one remaining claim, but we do not believe that a resolution of the claim would be material to our financial statements.

        The results of our former Australian styrenics business were previously included in our Corporate and other segment and have been presented as discontinued operations in the accompanying consolidated statements of operations for all periods presented.

U.S. BASE CHEMICALS BUSINESS

        On November 5, 2007, we completed a disposition of our U.S. base chemicals businesses, which included our former olefins manufacturing assets located at Port Arthur, Texas. A captive ethylene unit at the retained Port Neches, Texas site of our Performance Products segment operations was not included in the sale. This asset, along with a long-term post-closing arrangement for the supply of ethylene and propylene from Flint Hills Resources to us, will continue to provide feedstock for our downstream derivative units.

        The following results of our former U.S base chemicals business have been presented as discontinued operations in the accompanying consolidated statements of operations (dollars in millions):

	Year ended December 31,
	2011	2010	2009
Other (expenses) income	$(1)	$(6)	$2
Gain (loss) on insurance settlements, net	-	110	(17)

(Loss) income before income taxes	(1)	104	(15)
Income tax (expense) benefit	-	(38)	6

(Loss) income from discontinued operations, net of tax	$(1)	$66	$(9)

        During 2009, we recorded legal fees of $17 million for the arbitration of the fire insurance claim related to the 2006 fire at our former Port Arthur, Texas facility and recorded a gain of $2 million on the settlement of product exchange liabilities. During 2010, we recorded a $110 million pretax gain in connection with the final settlement of insurance claims related to the 2006 fire at our former Port Arthur, Texas plant and a pretax gain of $7 million from the settlement of insurance claims related to the 2005 gulf coast storms. Of the $110 million payment, $34 million was reflected within the statement of cash flows as cash flows from investing activities and the remaining $76 million was reflected as cash flows from operating activities. The results of our former U.S. base chemicals business are included in discontinued operations for all periods presented. These 2010 insurance settlement gains were offset in part by income taxes and legal fees related to the arbitration of the fire insurance claim.